CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Net parent investment	Accumulated deficit	Accumulated other comprehensive income	Non-controlling interests	Total
Beginning balance at Dec. 31, 2018			$ 28,103		$ (1,561)	$ 763	$ 27,305
Increase (Decrease) in Stockholders' Equity
Net loss			(24,634)			(4,110)	(28,744)
Other comprehensive income (loss)					266	(36)	230
Net transfer from parent			28,666				28,666
Other changes in non-controlling interests						3,148	3,148
Ending balance at Dec. 31, 2019			32,135		(1,295)	(235)	30,605
Increase (Decrease) in Stockholders' Equity
Net loss			(25,234)			(4,618)	(29,852)
Other comprehensive income (loss)					(243)	(118)	(361)
Net transfer from parent			36,619				36,619
Other changes in non-controlling interests						11,681	11,681
Ending balance at Dec. 31, 2020			43,520		(1,538)	6,710	$ 48,692
Balance at the end (in shares) at Dec. 31, 2020							63,900,000
Increase (Decrease) in Stockholders' Equity
Net loss			(4,653)			(1,911)	$ (6,564)
Other comprehensive income (loss)						(5)	8
Net transfer from parent			5,606				5,606
Other changes in non-controlling interests						398	398
Ending balance at Mar. 31, 2021			44,473			5,192	48,140
Beginning balance at Dec. 31, 2020			43,520		(1,538)	6,710	$ 48,692
Balance at the beginning (in shares) at Dec. 31, 2020							63,900,000
Increase (Decrease) in Stockholders' Equity
Net loss							$ (39,734)
Other comprehensive income (loss)							6
Ending balance at Sep. 30, 2021	$ 6	$ 74,297		$ (26,028)		8,805	55,516
Beginning balance at Dec. 31, 2020			43,520		(1,538)	6,710	$ 48,692
Balance at the beginning (in shares) at Dec. 31, 2020							63,900,000
Increase (Decrease) in Stockholders' Equity
Net loss			(7,006)	(52,314)		(9,191)	$ (68,511)
Other comprehensive income (loss)					36	53	89
Net transfer from parent			29,140				29,140
Restructuring upon spin off	$ 6	65,648	(65,654)
Restructuring upon spin off (in shares)	59,909,344
Gross proceeds		9,678					9,678
Issuance of common stock, net of issuance costs (in shares)	4,015,990
Share-based compensation		2,800				406	3,206
Other changes in non-controlling interests		(2,383)				7,903	5,520
Ending balance at Dec. 31, 2021	$ 6	75,743		(52,314)	(1,502)	5,881	$ 27,814
Balance at the end (in shares) at Dec. 31, 2021	63,925,334						63,900,000
Beginning balance at Mar. 31, 2021			44,473			5,192	$ 48,140
Increase (Decrease) in Stockholders' Equity
Net loss			(2,353)	(8,383)		(2,286)	(13,022)
Other comprehensive income (loss)						(31)	(206)
Net transfer from parent			23,534				23,534
Restructuring upon spin off	$ 6	65,648	$ (65,654)
Restructuring upon spin off (in shares)	59,909,344
Share-based compensation		236				80	316
Other changes in non-controlling interests		(28)				1,567	1,539
Ending balance at Jun. 30, 2021	$ 6	65,856		(8,383)		4,522	60,301
Increase (Decrease) in Stockholders' Equity
Net loss				(17,645)		(2,503)	(20,148)
Other comprehensive income (loss)						68	204
Gross proceeds		9,410					9,410
Issuance of common stock, net of issuance costs (in shares)	3,905,324
Share-based compensation		1,877				104	1,981
Other changes in non-controlling interests		(2,846)				6,614	3,768
Ending balance at Sep. 30, 2021	$ 6	74,297		(26,028)		8,805	55,516
Beginning balance at Dec. 31, 2021	6	75,743		(52,314)	(1,502)	5,881	27,814
Increase (Decrease) in Stockholders' Equity
Net loss				(15,452)		(2,222)	(17,674)
Other comprehensive income (loss)						4	106
Share-based compensation		882				73	955
Ending balance at Mar. 31, 2022	6	76,625		(67,766)		3,736	11,201
Beginning balance at Dec. 31, 2021	$ 6	75,743		(52,314)	(1,502)	5,881	$ 27,814
Balance at the beginning (in shares) at Dec. 31, 2021	63,925,334						63,900,000
Ending balance at Jun. 30, 2022	$ 9	406,851		(122,132)		2,697	$ 285,858
Beginning balance at Dec. 31, 2021	$ 6	75,743		(52,314)	$ (1,502)	5,881	$ 27,814
Balance at the beginning (in shares) at Dec. 31, 2021	63,925,334						63,900,000
Increase (Decrease) in Stockholders' Equity
Net loss							$ (117,002)
Other comprehensive income (loss)							949
Ending balance at Sep. 30, 2022	$ 9	407,203		(162,520)		(352)	$ 243,488
Balance at the end (in shares) at Sep. 30, 2022							92,900,000
Beginning balance at Mar. 31, 2022	6	76,625		(67,766)		3,736	$ 11,201
Increase (Decrease) in Stockholders' Equity
Net loss				(54,366)		(1,109)	(55,475)
Other comprehensive income (loss)						20	(147)
Gross proceeds	$ 2	158,200					158,202
Issuance of common stock, net of issuance costs (in shares)	14,388,000
Share-based compensation		784				54	838
Other changes in non-controlling interests		(8)				(4)	(12)
Ending balance at Jun. 30, 2022	$ 9	406,851		(122,132)		2,697	285,858
Increase (Decrease) in Stockholders' Equity
Net loss				(40,388)		(3,465)	(43,853)
Other comprehensive income (loss)						275	990
Share-based compensation		581				141	722
Ending balance at Sep. 30, 2022	$ 9	$ 407,203		$ (162,520)		$ (352)	$ 243,488
Balance at the end (in shares) at Sep. 30, 2022							92,900,000